Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Income taxes (Tables), Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

2016 - 2018

	2016	2017	2018
Netherlands	137	929	636
Foreign	886	451	869
Income before taxes of continuing operations [1]	1,023	1,381	1,505

Netherlands:
Current tax (expense) benefit	10	(15)	(25)
Deferred tax (expense) benefit	(95)	(150)	16
Total tax (expense) benefit of continuing operations (Netherlands)	(85)	(165)	(9)

Foreign:
Current tax (expense) benefit	(155)	(258)	(289)
Deferred tax (expense) benefit	37	73	105
Total tax (expense) benefit of continuing operations (foreign)	(118)	(184)	(184)

Income tax expense of continuing operations	(203)	(349)	(193)
[1] Income before tax excludes the result of investments in associates.

Income taxes (Tables), Current income tax expense [Text Block]

Philips Group

Current income tax expense

in millions of EUR

2016 - 2018

	2016	2017	2018
Current year tax (expense) benefit	(165)	(275)	(318)
Prior year tax (expense) benefit	20	3	4
Current tax (expense)	(145)	(272)	(314)

Income taxes (Tables), Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

2016 - 2018

	2016	2017	2018
Changes to recognition of tax loss and credit carry forwards	(37)	23	(2)
Changes to recognition of temporary differences	31	35	4
Prior year tax	(1)	6	15
Tax rate changes	5	(72)	(26)
Origination and reversal of temporary differences, tax losses and tax credits	(56)	(69)	130
Deferred tax (expense) benefit	(58)	(77)	121

Income taxes (Tables), Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

2016 - 2018

	2016	2017	2018
Weighted average statutory income tax rate in %	23.3	24.5	24.9
Recognition of previously unrecognized tax loss and credit carryforwards	(1.9)	(2.3)	(0.4)
Unrecognized tax loss and credit carryforwards	5.5	0.6	0.5
Changes to recognition of temporary differences	(3.1)	(2.6)	(0.3)
Non-taxable income and tax incentives	(8.2)	(9.8)	(11.9)
Non-deductible expenses	9.3	6.4	3.7
Withholding and other taxes	1.2	4.0	4.5
Tax rate changes	(0.5)	5.2	1.8
Prior year tax	(1.8)	(0.6)	(1.3)
Tax expenses (benefit) due to other tax liabilities	(2.6)	(1.7)	(8.6)
Others, net	(1.3)	1.5	(0.1)
Effective income tax rate	19.9	25.3	12.8

Income taxes (Tables), Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2018

	Balance as of January 1, 2018	recognized in income statement	other [1]	Balance as of December 31, 2018	Assets	Liabilities
Intangible assets	(383)	299	(78)	(162)	90	(252)
Property, plant and equipment	23	(13)	2	12	32	(20)
Inventories	231	18	8	257	265	(8)
Other assets	74	(38)	15	50	77	(27)
Pensions and other employee benefits	265	(17)	19	267	269	(2)
Other liabilities	536	(137)	30	428	537	(109)
Deferred tax assets on tax loss carryforwards	819	11	(6)	824	824	-
Set-off deferred tax positions					(265)	265
Net deferred tax assets	1,565	121	(10)	1,676	1,828	(152)
[1] Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2017

	Balance as of January 1, 2017	recognized in income statement	Transfer to assets held for sale	other [1]	Balance as of December 31, 2017	Assets	Liabilities
Intangible assets	(676)	549	(28)	(228)	(383)	423	(806)
Property, plant and equipment	10	15		(2)	23	39	(16)
Inventories	347	(34)	(52)	(29)	231	235	(4)
Other assets	138	7	(82)	12	74	96	(22)
Pensions and other employee benefits	597	(126)	(149)	(57)	265	265	-
Other liabilities	989	(288)	(8)	(158)	536	596	(61)
Deferred tax assets on tax loss carryforwards	1,288	(201)	(125)	(144)	819	819	-
Set-off deferred tax positions						(876)	876
Net deferred tax assets	2,692	(77)	(444)	(606)	1,565	1,598	(33)
[1] Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.

Income taxes (Tables), Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2017	Unrecognized balance as of December 31, 2017	Total Balance as of December 31, 2018	Unrecognized balance as of December 31, 2018
Within 1 year	3	3	2	1
1 to 2 years	5	2	3	1
2 to 3 years	15	6	16	4
3 to 4 years	14	2	1,911	1,906
4 to 5 years	1,843	1,809	18	6
Later	2,134	410	2,312	36
Unlimited	1,812	1,118	1,728	1,123
Total	5,827	3,351	5,990	3,077